Current and deferred tax - Summary of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets [Line Items]
Deferred tax assets	$ 19,926	$ 17,710	$ 12,572
Loss Allowances For Financial Assets [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	339	270
Bonus Provision [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	2,271	1,712
Lease [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	396	392
Share-based compensation [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	3,064	3,130
Tax Loss [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	11,916	10,513
Others [Member]
Deferred Tax Assets [Line Items]
Deferred tax assets	$ 1,940	$ 1,693